Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following tables provide pay versus performance information required by Regulation
S-K.
For information regarding the Company’s
pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation: Compensation Discussion and Analysis.”

Year	Summary Compensation Table (“SCT”) Total for First PEO (1)	SCT Total for Second PEO (1)	SCT Total for Third PEO (1)	Compensation Actually Paid (“CAP”) to First PEO (2)	CAP to Second PEO	CAP to Third PEO	Average SCT Total for Non-PEO NEOs (3)	Average CAP to Non-PEO NEOs (2)(3)
2023	$2,237,839	N/A	N/A	$1,620,732	N/A	N/A	$1,721,885	$1,191,132
2022	N/A	$4,655,746	N/A	N/A	$540,703	N/A	$1,699,411	$364,560
2021	N/A	$6,848,969	N/A	N/A	$9,015,601	N/A	$2,107,197	$2,525,213
2020	N/A	$6,438,682	$7,597,254	N/A	$6,438,682	$4,870,493	$3,196,697	$2,468,265

Year	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income ($ in thousands)	Adjusted EBITDA ($ in thousands) (6)
	Total Shareholder Return	Peer Group Total Shareholder Return (4)
2023	$33.47	$99.53	$(60,408)	$200,418
2022	$53.47	$102.25	$66,331	$241,033
2021	$97.91	$138.98	$130,937	$265,476
2020	$88.31	$131.41	$(796,488)	$219,872

(1)
In 2023, our principal executive officer (“PEO”) was Dr. Swift. Mr. Ordan served as our PEO for the entirety of 2021 and 2022. Mr. Ordan and Dr. Medel served as
our PEOs in 2020. For purposes of the table, Dr. Swift is our First PEO, Mr. Ordan is our Second PEO and Dr. Medel is our Third PEO.

(2)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K,
however, as required, the dollar amounts include (among other items) equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid during the applicable years. The table below sets forth each adjustment made during the years presented in the table to calculate the compensation “actually paid,” in accordance with Item 402(v) of Regulation
S-K,
to our NEOs during each year in the table.

(3)
During 2023, our
non-PEO
NEOs consisted of Mr. Richards, Dr. Pickert, Ms. Moore and Mr. Wood. In 2022, our
non-CEO
NEOs consisted of Messrs. Richards and Dominic Andreano, our former Executive Vice President and General Counsel, Ms. Moore and Dr. Swift. During 2021, our
non-PEO
NEOs consisted of Messrs. Richards and Andreano, Mr. John C. Pepia, Ms. Moore and Roger “Mack” Hinson, M.D. During 2020, our
non-PEO
NEOs consisted of Messrs. Richards, Andreano and Pepia, Dr. Hinson, Mr. Stephen D. Farber and Mr. Nicholas J. Nikolopoulos.

(4)
The peer group used by the Company consists of the companies used in the S&P 600 Health Care Index, the index used in the Company’s performance graph reported in Part II, Item 5 of its Annual Report on Form
10-K
for the fiscal year ended December 31, 2023.

(5)
Adjusted EBITDA is the financial measure from the Tabular List of 2023 Most Important Measures shown below, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our CEOs and other NEOs to the Company’s performance. Adjusted EBITDA is defined on page 32 and is a non-GAAP
financial measure.

Adjustments to Calculate Compensation “Actually Paid” to First PEO (7)	2023
SCT Total	$2,237,839
Minus: Grant Date Fair Value of Awards Granted During the Year (8)	$(1,025,015)
Plus (Minus): CAP Adjustments Calculated Using SEC Methodology (9)	$407,908
CAP Total	$1,620,732

Adjustments to Calculate Compensation “Actually Paid” to Second PEO (7)	2022	2021	2020
SCT Total	$4,655,746	$6,848,969	$6,438,682
Minus: Grant Date Fair Value of Awards Granted During the Year (8)	$(3,500,013)	$(3,500,021)	$(4,999,998)
Plus (Minus): CAP Adjustments Calculated Using SEC Methodology (9)	$(615,030)	$5,666,653	$4,999,998
CAP Total	$540,703	$9,015,601	$6,438,682

Adjustments to Calculate Compensation “Actually Paid” to Third PEO (7)	2020
SCT Total	$7,597,254
Minus: Grant Date Fair Value of Awards Granted During the Year (8)	$(6,150,001)
Plus (Minus): CAP Adjustments Calculated Using SEC Methodology (9)	$3,423,240
CAP Total	$4,870,493

Adjustments to Calculate Compensation “Actually Paid” to Non-PEO NEOs (7)	2023	2022	2021	2020
SCT Total	$1,721,885	$1,699,411	$2,107,197	$3,196,697
Minus: Grant Date Fair Value of Awards Granted During the Year (8)	$(931,681)	$(1,081,261)	$(990,016)	$(2,163,436)
Plus (Minus): CAP Adjustments Calculated Using SEC Methodology (9)	$400,928	$(253,590)	$1,408,032	$1,435,004
CAP Total	$1,191,132	$364,560	$2,525,213	$2,468,265

(7)
As shown in these tables, the Compensation “Actually Paid” totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.

(8)	Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable year.

(9)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT, which reflects the grant date fair value of equity awards granted during the applicable year, the CAP table reflects equity fair value as follows:

•	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus

•	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus

•	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus

•	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus

•	the value of any dividend equivalents that were paid during the applicable year that are not otherwise included in total compensation; minus

•	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.
The specific calculations with respect to the CAP fair value of equity for the relevant years are shown in the tables below:

First PEO – CAP Equity Adjustments	2023
YE Value of Current Year Awards Outstanding as of YE	$616,999
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(187,294)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(21,797)
Value as of Vesting Date for Current Year Awards That Vested During the Year	$—
Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—
Value of Equity for CAP Purposes	$407,908

Second PEO – CAP Equity Adjustments	2022	2021	2020
YE Value of Current Year Awards Outstanding as of YE	$—	$4,664,583	$3,000,006
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$—	$—	$—
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,748,149)	$1,002,070	$—
Value as of Vesting Date for Current Year Awards That Vested During the Year	$1,133,119	$—	$1,999,992
Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—	$—	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—	$—
Value of Equity for CAP Purposes	$(615,030)	$5,666,653	$4,999,998

Third PEO – CAP Equity Adjustments	2020
YE Value of Current Year Awards Outstanding as of YE	$5,583,464
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(546,293)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,613,931)
Value as of Vesting Date for Current Year Awards That Vested During the Year	$—
Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—
Value of Equity for CAP Purposes	$3,423,240

Non-PEO NEOs – CAP Equity Adjustments	2023	2022	2021	2020
YE Value of Current Year Awards Outstanding as of YE	$560,818	350,057	$1,310,553	$717,561
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(150,476)	(496,890)	$60,423	$(37,398)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(9,414)	(106,757)	$37,056	$(499,755)
Value as of Vesting Date for Current Year Awards That Vested During the Year	$—	—	$—	$1,254,596
Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—	—	$—	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	—	$—	$—
Value of Equity for CAP Purposes	$400,928	(253,590)	$1,408,032	$1,435,004

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	During 2023, our
non-PEO
NEOs consisted of Mr. Richards, Dr. Pickert, Ms. Moore and Mr. Wood. In 2022, our
non-CEO
NEOs consisted of Messrs. Richards and Dominic Andreano, our former Executive Vice President and General Counsel, Ms. Moore and Dr. Swift. During 2021, our
non-PEO
NEOs consisted of Messrs. Richards and Andreano, Mr. John C. Pepia, Ms. Moore and Roger “Mack” Hinson, M.D. During 2020, our
non-PEO
	NEOs consisted of Messrs. Richards, Andreano and Pepia, Dr. Hinson, Mr. Stephen D. Farber and Mr. Nicholas J. Nikolopoulos.
Peer Group Issuers, Footnote	The peer group used by the Company consists of the companies used in the S&P 600 Health Care Index, the index used in the Company’s performance graph reported in Part II, Item 5 of its Annual Report on Form
10-K
	for the fiscal year ended December 31, 2023.
PEO Total Compensation Amount				$ 7,597,254
PEO Actually Paid Compensation Amount				4,870,493
Adjustment To PEO Compensation, Footnote
(5)
Adjusted EBITDA is the financial measure from the Tabular List of 2023 Most Important Measures shown below, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our CEOs and other NEOs to the Company’s performance. Adjusted EBITDA is defined on page 32 and is a non-GAAP
financial measure.

Adjustments to Calculate Compensation “Actually Paid” to First PEO (7)	2023
SCT Total	$2,237,839
Minus: Grant Date Fair Value of Awards Granted During the Year (8)	$(1,025,015)
Plus (Minus): CAP Adjustments Calculated Using SEC Methodology (9)	$407,908
CAP Total	$1,620,732

Adjustments to Calculate Compensation “Actually Paid” to Second PEO (7)	2022	2021	2020
SCT Total	$4,655,746	$6,848,969	$6,438,682
Minus: Grant Date Fair Value of Awards Granted During the Year (8)	$(3,500,013)	$(3,500,021)	$(4,999,998)
Plus (Minus): CAP Adjustments Calculated Using SEC Methodology (9)	$(615,030)	$5,666,653	$4,999,998
CAP Total	$540,703	$9,015,601	$6,438,682

Adjustments to Calculate Compensation “Actually Paid” to Third PEO (7)	2020
SCT Total	$7,597,254
Minus: Grant Date Fair Value of Awards Granted During the Year (8)	$(6,150,001)
Plus (Minus): CAP Adjustments Calculated Using SEC Methodology (9)	$3,423,240
CAP Total	$4,870,493

First PEO – CAP Equity Adjustments	2023
YE Value of Current Year Awards Outstanding as of YE	$616,999
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(187,294)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(21,797)
Value as of Vesting Date for Current Year Awards That Vested During the Year	$—
Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—
Value of Equity for CAP Purposes	$407,908

Second PEO – CAP Equity Adjustments	2022	2021	2020
YE Value of Current Year Awards Outstanding as of YE	$—	$4,664,583	$3,000,006
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$—	$—	$—
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,748,149)	$1,002,070	$—
Value as of Vesting Date for Current Year Awards That Vested During the Year	$1,133,119	$—	$1,999,992
Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—	$—	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—	$—
Value of Equity for CAP Purposes	$(615,030)	$5,666,653	$4,999,998

Third PEO – CAP Equity Adjustments	2020
YE Value of Current Year Awards Outstanding as of YE	$5,583,464
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(546,293)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,613,931)
Value as of Vesting Date for Current Year Awards That Vested During the Year	$—
Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—
Value of Equity for CAP Purposes	$3,423,240

Non-PEO NEO Average Total Compensation Amount	$ 1,721,885	$ 1,699,411	$ 2,107,197	3,196,697
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,191,132	364,560	2,525,213	2,468,265
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Calculate Compensation “Actually Paid” to Non-PEO NEOs (7)	2023	2022	2021	2020
SCT Total	$1,721,885	$1,699,411	$2,107,197	$3,196,697
Minus: Grant Date Fair Value of Awards Granted During the Year (8)	$(931,681)	$(1,081,261)	$(990,016)	$(2,163,436)
Plus (Minus): CAP Adjustments Calculated Using SEC Methodology (9)	$400,928	$(253,590)	$1,408,032	$1,435,004
CAP Total	$1,191,132	$364,560	$2,525,213	$2,468,265

Non-PEO NEOs – CAP Equity Adjustments	2023	2022	2021	2020
YE Value of Current Year Awards Outstanding as of YE	$560,818	350,057	$1,310,553	$717,561
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(150,476)	(496,890)	$60,423	$(37,398)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(9,414)	(106,757)	$37,056	$(499,755)
Value as of Vesting Date for Current Year Awards That Vested During the Year	$—	—	$—	$1,254,596
Value as of Vesting Date for Dividend Equivalents Paid During the Year Not Otherwise Included in Total Compensation	$—	—	$—	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	—	$—	$—
Value of Equity for CAP Purposes	$400,928	(253,590)	$1,408,032	$1,435,004

Compensation Actually Paid vs. Total Shareholder Return
The following chart shows the relationship of the compensation actually paid to our PEOs and the average compensation actually paid to our other non-PEO
NEOs to the total shareholder return for the Company (“PDX”) and for the S&P 600 Healthcare Index (“S&P 600 HC”).

Compensation Actually Paid vs. Net Income
The following chart shows the relationship of the compensation actually paid to our PEOs and the average compensation actually paid to our other non-PEO
NEOs as compared to our net (loss) income and our Adjusted EBITDA (“AEBITDA”).

Compensation Actually Paid vs. Company Selected Measure
The following chart shows the relationship of the compensation actually paid to our PEOs and the average compensation actually paid to our other non-PEO
NEOs as compared to our net (loss) income and our Adjusted EBITDA (“AEBITDA”).

Total Shareholder Return Vs Peer Group
The following chart shows the relationship of the compensation actually paid to our PEOs and the average compensation actually paid to our other non-PEO
NEOs to the total shareholder return for the Company (“PDX”) and for the S&P 600 Healthcare Index (“S&P 600 HC”).

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
We consider the below financial performance measures to be the most important measures used by us to link NEO compensation to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis.”

Most Important Financial Measures
• Adjusted EBITDA	• Adjusted Income From Operations
• Stock Price

Total Shareholder Return Amount	$ 33.47	53.47	97.91	88.31
Peer Group Total Shareholder Return Amount	99.53	102.25	138.98	131.41
Net Income (Loss)	$ (60,408,000)	$ 66,331,000	$ 130,937,000	$ (796,488,000)
Company Selected Measure Amount	200,418,000	241,033,000	265,476,000	219,872,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is the financial measure from the Tabular List of 2023 Most Important Measures shown below, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our CEOs and other NEOs to the Company’s performance. Adjusted EBITDA is defined on page 32 and is a non-GAAP
	financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Income From Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (6,150,001)
CAP Adjustments Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,423,240
Dr. Medel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,597,254
PEO Actually Paid Compensation Amount				4,870,493
Mr. Ordan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,655,746	$ 4,655,746	$ 6,848,969	6,438,682
PEO Actually Paid Compensation Amount		540,703	9,015,601	6,438,682
PEO Name	Mr. Ordan
Mr. Ordan [Member] | Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,500,013)		(3,500,021)	(4,999,998)
Mr. Ordan [Member] | CAP Adjustments Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(615,030)		5,666,653	4,999,998
Dr. Swift [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,237,839
PEO Actually Paid Compensation Amount	$ 1,620,732
PEO Name	Dr. Swift.
Dr. Swift [Member] | Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,025,015)
Dr. Swift [Member] | CAP Adjustments Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,908
PEO | Dr. Medel [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,583,464
PEO | Dr. Medel [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(546,293)
PEO | Dr. Medel [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,613,931)
PEO | Dr. Medel [Member] | Value as of Vesting Date for Current Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Dr. Medel [Member] | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Dr. Medel [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Dr. Medel [Member] | Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,423,240
PEO | Mr. Ordan [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	4,664,583	3,000,006
PEO | Mr. Ordan [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Ordan [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,748,149)	1,002,070	0
PEO | Mr. Ordan [Member] | Value as of Vesting Date for Current Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,133,119	0	1,999,992
PEO | Mr. Ordan [Member] | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Ordan [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Ordan [Member] | Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(615,030)	5,666,653	4,999,998
PEO | Dr. Swift [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	616,999
PEO | Dr. Swift [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,294)
PEO | Dr. Swift [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,797)
PEO | Dr. Swift [Member] | Value as of Vesting Date for Current Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr. Swift [Member] | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr. Swift [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr. Swift [Member] | Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,908
Non-PEO NEO | Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(931,681)	(1,081,261)	(990,016)	(2,163,436)
Non-PEO NEO | CAP Adjustments Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	400,928	(253,590)	1,408,032	1,435,004
Non-PEO NEO | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	560,818	350,057	1,310,553	717,561
Non-PEO NEO | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,476)	(496,890)	60,423	(37,398)
Non-PEO NEO | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,414)	(106,757)	37,056	(499,755)
Non-PEO NEO | Value as of Vesting Date for Current Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,254,596
Non-PEO NEO | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 400,928	$ (253,590)	$ 1,408,032	$ 1,435,004